Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 5,885	$ 5,359	$ 4,482
Other comprehensive income (loss)
Net unrealized securities (losses) gains, net of tax	33	(252)	27
Net unrealized derivatives gains, net of tax	0	0	1
Foreign currency translation adjustments, net of tax	(409)	(336)	(72)
Net unrealized pension and other postretirement benefit (losses) gains, net of tax	(117)	89	(7)
Other comprehensive loss	(493)	(499)	(51)
Comprehensive income	$ 5,392	$ 4,860	$ 4,431